Share capital - Disclosure of detailed information about reflects stock options outstanding (Details)	Dec. 31, 2019 USD ($) share year	Dec. 31, 2018 USD ($) share	Dec. 31, 2017 USD ($) share
Disclosure of classes of share capital [line items]
Number outstanding | share	5,366,645	2,699,205	1,746,982
Weighted average remaining contractual life (in years) | year	9.0
Weighted average exercise price, outstanding	$ 2.44	$ 7.75	$ 10.39
Number exercisable | share	1,196,967	1,193,486
Weighted average exercise price, exercisable	$ 7.36	$ 10.65
$0.29 - $0.57 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	3,563,600
Weighted average remaining contractual life (in years) | year	9.7
Weighted average exercise price, outstanding	$ 0.40
Number exercisable | share	0
Weighted average exercise price, exercisable	$ 0
$0.29 - $0.57 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	0.29
$0.29 - $0.57 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 0.57
$2.98 - $3.23 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	848,500
Weighted average remaining contractual life (in years) | year	8.9
Weighted average exercise price, outstanding	$ 3.23
Number exercisable | share	477,935
Weighted average exercise price, exercisable	$ 3.23
$2.98 - $3.23 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2.98
$2.98 - $3.23 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.23
$5.09 - $7.67 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	429,090
Weighted average remaining contractual life (in years) | year	7.1
Weighted average exercise price, outstanding	$ 6.40
Number exercisable | share	258,520
Weighted average exercise price, exercisable	$ 6.72
$5.09 - $7.67 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5.09
$5.09 - $7.67 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 7.67
$9.41 - $9.62 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	216,507
Weighted average remaining contractual life (in years) | year	6.1
Weighted average exercise price, outstanding	$ 9.46
Number exercisable | share	167,716
Weighted average exercise price, exercisable	$ 9.42
$9.41 - $9.62 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	9.41
$9.41 - $9.62 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 9.62
$10.75 - $13.66 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	167,564
Weighted average remaining contractual life (in years) | year	6.3
Weighted average exercise price, outstanding	$ 10.88
Number exercisable | share	151,829
Weighted average exercise price, exercisable	$ 10.89
$10.75 - $13.66 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	10.75
$10.75 - $13.66 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 13.66
$12.98 - $18.60 [Member]
Disclosure of classes of share capital [line items]
Number outstanding | share	113,384
Weighted average remaining contractual life (in years) | year	5.7
Weighted average exercise price, outstanding	$ 14.83
Number exercisable | share	112,967
Weighted average exercise price, exercisable	$ 14.83
$12.98 - $18.60 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	12.98
$12.98 - $18.60 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	18.60
$22.44 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 22.44
Number outstanding | share	28,000
Weighted average remaining contractual life (in years) | year	5.4
Weighted average exercise price, outstanding	$ 22.44
Number exercisable | share	28,000
Weighted average exercise price, exercisable	$ 22.44